CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Financial liabilities
Senior secured term loan	$ 40,109		$ 44,301
Convertible Note	14,542		13,746
Exchangeable notes	210		210
Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	12,752		15,261
Lease payable on Right of Use assets	12,566		13,898
Lease Payable On Sale And Leaseback Transactions			45
Senior secured term loan	40,109	[1]	44,301	[2]
Convertible Note	14,542		13,746
Exchangeable notes	210		210
Total maturities of financial liabilities	80,179		87,461
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	12,752		15,261
Lease payable on Right of Use assets	15,306		17,196
Lease Payable On Sale And Leaseback Transactions			46
Senior secured term loan	56,121	[1]	69,519	[2]
Convertible Note	21,650		21,900
Exchangeable notes	389		397
Total maturities of financial liabilities	106,218		124,319
Six Month Or Less Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	12,752		15,261
Lease payable on Right of Use assets	1,107		1,120
Lease Payable On Sale And Leaseback Transactions			36
Senior secured term loan	3,461	[1]	4,194	[2]
Convertible Note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	17,474		20,765
Six Month To Twelve Month Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	1,114		1,130
Lease Payable On Sale And Leaseback Transactions			10
Senior secured term loan	3,461	[1]	3,595	[2]
Convertible Note	150		150
Exchangeable notes	4		4
Total maturities of financial liabilities	4,729		4,889
One Year To Two Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	2,243		2,240
Lease Payable On Sale And Leaseback Transactions			0
Senior secured term loan	6,922	[1]	7,190	[2]
Convertible Note	300		300
Exchangeable notes	8		8
Total maturities of financial liabilities	9,473		9,738
Two Year To Five Years Member | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	5,442		5,739
Lease Payable On Sale And Leaseback Transactions			0
Senior secured term loan	42,277	[1]	54,540	[2]
Convertible Note	900		900
Exchangeable notes	24		24
Total maturities of financial liabilities	48,643		61,203
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade and other payables (excluding deferred income)	0		0
Lease payable on Right of Use assets	5,400		6,967
Lease Payable On Sale And Leaseback Transactions			0
Senior secured term loan	0	[1]	0	[2]
Convertible Note	20,150		20,400
Exchangeable notes	349		357
Total maturities of financial liabilities	$ 25,899		$ 27,724

[1]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2023
[2]	The contractual cash flows of interest on the senior secured term loan is estimated based on the prevailing interest rate at December 31, 2022.